IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Market Risk [line items]
Total VaR (one-day measure)	$ 5.0	$ 5.0	$ 4.2
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.5	3.5	3.2
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.6	0.7
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.7	3.7	2.3
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	1.3	1.8
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.5	1.8
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	1.3	1.2
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(7.7)	(7.9)	(6.8)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.3
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.0
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.3	5.1	5.2
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1	4.9	4.4
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.0	0.8
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5	2.7	2.6
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.0	2.4
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.6	2.6
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	1.6	1.3
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (7.8)	$ (7.7)	$ (8.9)